Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Earnings Per Share [Abstract]
Schedule of weighted average number of shares considers the ordinary shares

	2023	2022	2021
Net income/(loss) of the year	40,343	36,126	(106,992)
Number of Ordinary Shares issued at December 31*	100,456	101,110	101,110
Weighted average basic number of Ordinary Shares	101,006	101,110	98,143
Weighted average diluted number of shares	101,006	101,110	98,143
Basic and diluted income/(loss) per share in the year	0.40	0.36	(1.09)
*Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.